Bluestone Community Development Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 83.05%
Hospitality Properties — 13.62%
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	$4,502,142	$4,500,000	$4,769,910
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	5.500%		10/1/2039	923,643	894,284	909,120
Vaibhav Laxmi, Inc., Illinois, 8/14/2015	5 Year Libor + 4.750% (6.500% Floor)	6.000	%(c)	9/1/2026	1,567,011	1,566,952	1,624,882
Total Hospitality Properties							7,303,912
Multi-Purpose Properties — 69.43%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,297,247	2,222,901	2,352,874
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	5.681%		2/1/2044	1,573,807	1,551,140	1,609,711
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,146,548	2,076,301	2,018,040
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000%	4.474%		5/1/2040	301,675	289,000	290,748
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	311,452	293,364	305,952
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	3,835,044	3,837,316	3,920,164
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,331,205	1,268,806	1,322,007
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	575,801	549,569	569,721
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	586,839	554,905	583,216
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap +5.000% (6.250% Floor)	6.250%		5/1/2046	713,858	676,408	710,939
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	519,787	504,361	463,780
Harry R. Dodge and Casey C. Cargill, California, 4/9/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%		12/1/2045	942,165	894,061	937,119
Janet J. Lopez and Robert E. Lopez, California, 10/16/2020	5 Year USD Swap + 5.000% (6.750% Floor)	6.750%		9/1/2045	449,261	425,125	441,165

 Bluestone Community Development Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%		2/1/2046	$229,303	$215,085	$228,601
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%		8/1/2030	165,194	154,698	161,002
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	480,071	455,887	472,135
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	852,728	808,526	851,572
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%		3/10/2040	1,651,244	1,581,932	1,676,753
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%		6/1/2046	1,232,410	1,194,681	1,229,900
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,703,192	5,483,514	5,694,519
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	5.500%		4/23/2031	703,758	679,212	697,218
Rayr Holdings, LLC, California, 7/31/2015	3 Year Libor + 5.775% (7.025% Floor)	7.025%		7/1/2045	906,462	865,791	894,699
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor+ 4.500%	4.580%		9/12/2023	517,877	515,130	522,790
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,751,755	1,750,000	1,824,813
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073	%(c)	9/15/2044	1,743,195	1,743,136	1,804,163
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	532,978	505,999	519,702
Storage Fit, LLC, Texas, 2/12/2015	5 Year Libor + 5.750% (7.390% Floor)	5.140	%(c)	3/1/2045	127,526	127,630	129,582
U.S. Retail Ventures LLC, Texas, 7/30/2021	Prime + 2.000% (6.000% Floor)	6.000%		12/27/2038	2,510,107	2,504,644	2,507,775
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	718,624	681,478	716,861

Bluestone Community Development Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Watson Osburn Property, LLC, Idaho, 2/9/2015	5 Year Libor + 2.750% (5.700% Floor)	6.000%	6/1/2040	$474,793	$455,826	$479,852
ZC Park, LLC, Arizona, 10/17/2014	5 Year Libor + 4.000% (5.880% Floor)	5.880%	10/15/2044	1,287,557	1,233,529	1,298,968
Total Multi-Purpose Properties						37,236,341
Total 504 First Lien Loans (identified cost of $44,166,259)						$44,540,253

	Shares	Fair Value
Short-Term Investments — 15.51%
Morgan Stanley Liquidity Fund - Institutional Class, 0.010%(e)	8,318,701	$8,318,701
Total Short-Term Investments (Cost $8,318,701)		8,318,701
Total Investments — 98.56% Cost ($52,484,960)		52,858,954
Other Assets in Excess of Liabilities — 1.44%		774,323
TOTAL NET ASSETS — 100.00%		$53,633,277

(a)	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.
(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of September 30, 2021 was $44,166,259 and $44,540,253, respectively. Fair value is determined using significant unobservable inputs.
(c)	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.
(d)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(e)	The rate shown is the annualized 7-day yield as of September 30, 2021.